PROPRIETARY TECHNOLOGIES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 9,507,351	$ 9,512,258	$ 8,000,000
Less: Accumulated amortization	(1,693,393)	(1,397,634)	(1,022,325)
Net carrying amount	$ 7,813,958	$ 8,114,624	$ 6,977,675